Inventories (Tables)	9 Months Ended
May 31, 2025
Inventories
Schedule of inventories

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Raw materials	5,683,077	5,456,935
Work-in-process	684,114	383,968
Finished goods	740,127	368,384
	7,107,318	6,209,287